Summary of significant accounting policies (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 5,646	$ 5,725	$ 5,891
Charged to expense	4,358	2,492	2,925
Deductions or other	(1,885)	(2,571)	(3,091)
Balance at end of period	$ 8,119	$ 5,646	$ 5,725